Vessels, Port Terminals and Other Fixed Assets, net (Details2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	May 09, 2012
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
Assets pledged as collateral	$ 1,047		$ 1,074
Ammended purchase price Stavroula				9,800
Ammended purchase price San San H				9,850
Payments of obligations under capital leases	(326)	(530)
Construction of new conveyor belt in the dry port	12,513
Purchase price of each of the delivered new tank barges	1,900
Amount paid for the two remaining tank barges	$ 271